Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Cash generated from operations (see note 34)	$ 12,615	$ 11,039
Finance costs paid	(360)	(418)
Interest income		8
Income taxes paid	(2,965)	(4,858)
Net cash generated from operating activities	9,290	5,771
Cash flows from investing activities
Purchase of property, plant and equipment (PP&E)	(8,163)	(4,030)
Investment in exploration and evaluation assets	(339)	(215)
Prepayments made toward PP&E	(2,261)	(1,364)
Staff loans advanced		(38)
Repayment of staff loans advanced	21
Net cash used in investing activities	(10,742)	(5,647)
Cash flow from financing activities
Proceeds from borrowings	3,000	2,000
Repayment of borrowings	(1,539)	(1,472)
Payment of lease liabilities	(88)
Net cash generated from financing activities	1,373	528
Total cash movement for the period	(79)	652
Effect of exchange rate fluctuation	(54)	(17)
Cash and cash equivalents, net at the beginning of period	1,887	(315)
Cash and cash equivalents, net at period-end	$ 1,754	$ 320